BOARD OF DIRECTORS - Schedule of long term incentive plan of former members of the board of management (Details)	12 Months Ended				48 Months Ended
	Dec. 31, 2023 share shares	Dec. 31, 2022 share shares	Dec. 31, 2021 shares share	Dec. 31, 2020 shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserved (in shares)	259,310,498				259,310,498
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	5,903,440	8,179,538	8,451,788	1,035,000	23,569,766
Forfeited (in shares)					(4,760,616)
Dr. Sijmen de Vries | Board of Management | Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | share	1,681,570	2,363,455	1,337,888
Settled (in shares) | share	0	0	0
Forfeited (in shares)	0	0	0
Not vested (in shares)	0	0	0
Reserved (in shares)	1,681,570	2,363,455,000	1,337,888,000		1,681,570